SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 segment	Dec. 31, 2015 segment
Segment reporting
Number of operating segments | segment				2	1
Product sales	$ 243,626	$ 227,539	$ 319,881
Cost of revenues	146,029	166,343	214,261
Total	243,626	227,539	319,881
Cost of Product Sales	146,029	166,343	214,261
Gross profit	97,597	61,196	105,620
Unallocated operating expenses	113,649	98,677	115,787
Loss from operations	(16,052)	(37,481)	(10,167)
Foreign Currency Transaction Gain (Loss), Unrealized	129	(339)	(89)
Interest income	297	487	581
Interest expense	(66)	(5)
Change in fair value of convertible promissory notes	14,591	(22,791)
Other income, net	283
Loss before income taxes and gain from equity method investment	(947)	(59,790)	(9,675)
Product sales
Segment reporting
Product sales	236,705	216,407	293,951
Cost of revenues	144,061	156,326	189,816
Total	236,705	216,407	293,951
Cost of Product Sales	144,061	156,326	189,816
Gross profit	92,644	60,081	104,135
Service and others
Segment reporting
Product sales	6,921	11,132	25,930
Cost of revenues	1,968	10,017	24,445
Total	6,921	11,132	25,930
Cost of Product Sales	1,968	10,017	24,445
Gross profit	$ 4,953	$ 1,115	$ 1,485